CAPITAL SECURITIES - Cash Flows from Financing Activities from Capital Securities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Capital Securities [Roll Forward]
Capital securities, beginning of period	$ 2,829	$ 2,835
Capital securities issued	0	366
Capital securities redeemed	(1)	(14)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption	0	(600)
Fair value changes	(40)	361
Foreign currency translations	0	(21)
Capital securities, end of period	1,396	2,829
BSREP IV
Non-cash changes in capital securities:
Deconsolidation	0	(98)
India REIT
Non-cash changes in capital securities:
Deconsolidation	$ (1,392)	$ 0